Segment Information - Additional Information (Details) - Segment	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Entity Wide Revenue Major Customer [Line Items]
Number of Operating Segments	1
Operating Segments [Member] | Revenue [Member]
Entity Wide Revenue Major Customer [Line Items]
Number of Operating Segments	5	3
Operating Segments [Member] | Revenue [Member] | Customer One [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	30.00%	74.00%
Operating Segments [Member] | Revenue [Member] | Customer Two [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	29.00%	15.00%
Operating Segments [Member] | Revenue [Member] | Customer Three [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	12.00%	10.00%
Operating Segments [Member] | Revenue [Member] | Customer Four [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	12.00%
Operating Segments [Member] | Revenue [Member] | Customer Five [Member]
Entity Wide Revenue Major Customer [Line Items]
Concentration risk, percentage	11.00%